Other income (expenses)	12 Months Ended
Dec. 31, 2023
Other income (expenses)
Other income (expenses)
20	Other income (expenses)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Government grants	20,879	31,531	10,361	1,459
Disposal loss of long-term investment	—	—	(10,754)	(1,515)
Impairment of long-term investments (Note 8)	(25,370)	(6,726)	(8,505)	(1,198)
Credit losses for loans receivable	(528)	(705)	(6,660)	(938)
Income from ADR profit-sharing program	2,111	2,207	1,336	188
Others	—	11	592	84
Total	(2,908)	26,318	(13,630)	(1,920)